Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended
	Dec. 23, 2020	Jan. 16, 2018	Feb. 28, 2021	Dec. 31, 2021
Disclosure of commitments and contingencies [line items]
Capital commitments				$ 26,000
Power purchase commitments				62,800
Power Source Framework Agreement [Member]
Disclosure of commitments and contingencies [line items]
Capital commitments				$ 0
Oyu Tolgoi [member]
Disclosure of commitments and contingencies [line items]
Adjustment to carry forward tax losses	$ 1,400,000
Oyu Tolgoi [member] | Tax assessment [member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount			$ 126,000
Settlement of unpaid taxes, fines and penalties for accepted items		$ 4,800
Oyu Tolgoi [member] | Tax assessment [member] | 2013 through 2015 [member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount		$ 155,000
Oyu Tolgoi [member] | Tax assessment [member] | 2016 through 2018 [member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount	$ 228,000
Oyu Tolgoi [member] | Tax assessment [member] | 2016 through 2018 [member] | Capital city tax department [member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount			$ 228,000